Income Taxes - Income tax expense (benefit) (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current - U.S. Federal		$ (86)	$ 0	$ (18)	$ 10
Deferred - U.S. Federal		137	30	56	56
Total income tax expense	$ 51	$ 51	$ 30	$ 38	$ 66